Morgan Stanley Small Cap Growth Fund
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2001

Dear Shareholder:

For many investors, the six-month period ended August 31, 2001, was a very difficult time to be in the market, particularly with technology stocks. Overly optimistic earnings estimates for many companies were dramatically reduced as technology continued its decline. Evidence of a slowdown in the U.S. economy continued to emerge despite aggressive actions by the Federal Reserve Board to lower interest rates. The economic slowdown, combined with a corporate-profits recession, resulted in a halt to capital spending, which created a particularly unfavorable environment for growth-oriented stocks. However, stocks within the value-oriented areas of the market, such as finance, utilities and energy, benefited from the rotation out of growth stocks. While all of the major stock indexes lost value during the reporting period, it was the technology-heavy Nasdaq composite that suffered the most, declining about 16 percent during the period.

Performance and Portfolio Strategy

For the six-month period ended August 31, 2001, Morgan Stanley Small Cap Growth Fund's Class B shares returned -18.43 percent, compared to -0.51 percent for the Russell 2000 Index.* During the same period, the Fund's Class A, C and D shares returned -18.10 percent, -18.42 percent and -17.97 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund's mandate is to invest in the common stocks of small-capitalization companies. According to TCW Investment Management Company (TCW), the Fund's sub-advisor, these are the types of companies that have been most affected by the weak U.S. economy and deteriorating fundamentals and valuations. In addition, the Fund's traditionally overweighted position in technology has continued to hurt performance.

TCW fully realizes that the past six months have been a difficult time for the Fund and its shareholders. However, the sub-advisor is committed to sticking to its long-term investment discipline. While the Fund has experienced periodic, significant sell-offs in the portfolio in the past, these declines have historically set the stage for strong performance once a market recovery began. For this reason, TCW believes that it is important for investors to focus on the long term. As we near what may be the apparent trough of this market cycle, TCW remains optimistic about its investment strategy and the Fund's portfolio of leading growth companies with great products

---------------------
*The Russell 2000 Index is a capitalization-weighted index that comprises the 2000 smallest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Small Cap Growth Fund
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2001 continued

and services, talented management teams and the financial wherewithal to weather the current turbulent economy. These are the types of companies that in the past have led the way in market recoveries, and that TCW believes may do the same this time.

Looking Ahead

There is no doubt that the September 11 terrorist attack will have a negative impact on the markets and the economy. Consensus estimates for the second half of 2001 have accordingly been revised from modestly positive to slightly negative. A decline in economic output for two successive quarters would meet the customary definition of a recession, which would be the first in a record ten years.

Even so, there is good reason to believe that the economy has not been completely derailed from the road to recovery. In recent months, there were many solid signs that the economy was approaching a trough. Many leading indicators had been climbing, suggesting that the economy was on the mend. Manufacturers' new orders moved solidly into positive territory by the end of the summer. Evidence like this suggests that many companies are confronting the current crisis in far better shape than might have been the case a year ago.

In the past, stocks have typically led the economy to recovery, and we believe that a stronger economic recovery next year combined with all the liquidity already in the system could help propel a sudden turnaround. A pronounced stock market rally could lead to regret for some, including those who fled the markets and especially those who gambled that the stock market would fall even farther by selling stocks short.

Fortunately, most of America's investors appear to be staying the course. According to polls taken soon after the terrorist attack, three-fourths of investors said they then had no intention of changing their investment plans. At least another tenth grasped the opportunity to buy low and intended to increase their equity exposure.

Investors should be assured that the U.S. economy is one of the most powerful engines of growth in history and has survived many attacks, including political crises, world wars and a decades-long struggle during the cold war. The economy and the markets met each of those challenges, and each time emerged even stronger than before. Anyone who bought U.S. shares during such periods was eventually rewarded.

Morgan Stanley Small Cap Growth Fund
LETTER TO THE SHAREHOLDERS - AUGUST 31, 2001 continued

We appreciate your ongoing support of Morgan Stanley Small Cap Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Small Cap Growth Fund
RESULTS OF SPECIAL MEETING

On July 25, 2001, as adjourned from June 26, 2001, a special meeting of shareholders of the Fund was held for the purpose of voting on the following proposal:

(1) Approval of a new Sub-Advisory Agreement between Morgan Stanley Investment Advisors Inc. and TCW Investment Management Company, a wholly owned subsidiary of The TCW Group, Inc., in connection with the proposed acquisition of a controlling interest in The TCW Group, Inc. by Societe Generale Asset Management, S.A., a wholly owned subsidiary of Societe Generale, S.A.:

For..................................................  10,157,379
Against..............................................     413,321
Abstain..............................................     735,981

Morgan Stanley Small Cap Growth Fund
FUND PERFORMANCE - AUGUST 31, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 8/31/01
-------------------------
1 Year                     (62.46)%(1) (64.43)%(2)
Since Inception (7/28/97)   5.26 %(1)   3.88 %(2)
                 CLASS C SHARES+
-------------------------------------------------
PERIOD ENDED 8/31/01
-------------------------
1 Year                     (62.81)%(1) (63.18)%(2)
Since Inception (7/28/97)   4.42 %(1)   4.42 %(2)
                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 8/31/01
-------------------------
1 Year                     (62.82)%(1) (64.68)%(2)
5 Years                     3.97 %(1)   3.63 %(2)
Since Inception (8/2/93)   10.06 %(1)  10.06 %(2)
                CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 8/31/01
-------------------------
1 Year                     (62.42)%(1)
Since Inception (7/28/97)   5.47 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
++   Class D shares have no sales charge.

Morgan Stanley Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (99.7%)
              Biotechnology (9.3%)
  175,500     Abgenix, Inc.*...........  $  5,259,735
  197,250     Alkermes, Inc.*..........     5,049,600
  186,200     Arena Pharmaceuticals,
               Inc.*...................     2,644,040
   91,800     Celgene Corp.*...........     2,552,958
   52,200     CV Therapeutics, Inc.*...     2,597,994
  234,800     ImClone Systems, Inc.*...    12,068,720
  281,200     Interneuron
               Pharmaceuticals,
               Inc.*...................     1,406,000
  193,900     Lexicon Genetics Inc.*...     1,774,185
   38,900     Myriad Genetics, Inc.*...     1,696,040
  178,900     Titan Pharmaceuticals,
               Inc.*...................     1,744,275
   39,800     Vertex Pharmaceuticals,
               Inc.*...................     1,468,222
                                         ------------
                                           38,261,769
                                         ------------
              Broadcasting (9.2%)
  475,800     Cox Radio, Inc. (Class
               A)*.....................    11,899,758
   87,500     Entercom Communications
               Corp.*..................     3,660,125
  219,300     Radio One, Inc. (Class
               A)*.....................     3,361,869
  440,900     Radio One, Inc. (Class
               D)*.....................     6,750,179
  470,900     Spanish Broadcasting
               System, Inc. (Class
               A)*.....................     4,384,079
  282,000     Westwood One, Inc.*......     8,037,000
                                         ------------
                                           38,093,010
                                         ------------
              Cable/Satellite TV (1.4%)
  327,900     Mediacom Communications
               Corp.*..................     5,666,112
                                         ------------
              Computer Communications (0.3%)
   94,900     McDATA Corp. (Class
               A)*.....................     1,355,172
                                         ------------
              Consumer Sundries (0.3%)
   87,700     Oakley, Inc.*............     1,197,105
                                         ------------
              Data Processing Services (5.1%)
  459,380     CSG Systems
               International, Inc.*....    21,085,542
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Discount Stores (0.5%)
   96,412     Dollar Tree Stores,
               Inc.*...................  $  2,287,857
                                         ------------
              Drugstore Chains (0.7%)
   82,600     Duane Reade, Inc.*.......     2,924,040
                                         ------------
              Electrical Products (0.4%)
  271,900     Active Power, Inc.*......     1,511,764
                                         ------------
              Electronic Components (0.5%)
  461,600     Read-Rite Corp.*.........     2,169,520
                                         ------------
              Electronic Equipment/Instruments (4.1%)
  576,200     Gemstar-TV Guide
               International, Inc.*....    17,090,092
                                         ------------
              Electronic Production Equipment (0.9%)
  131,350     Numerical Technologies,
               Inc.*...................     3,736,907
                                         ------------
              Financial Conglomerates (1.7%)
  777,700     Conseco, Inc.*...........     7,139,286
                                         ------------
              Food Distributors (0.9%)
  127,000     Fleming Companies,
               Inc. ...................     3,759,200
                                         ------------
              Food: Specialty/Candy (0.4%)
  179,000     Peet's Coffee & Tea,
               Inc.*...................     1,521,500
                                         ------------
              Information Technology Services (0.3%)
  249,400     Sapient Corp.*...........     1,349,254
                                         ------------
              Internet Software/Services (13.4%)
   93,600     Agile Software Co.*......       936,000
   92,400     Digex, Inc.*.............       550,704
  618,400     Interwoven, Inc.*........     5,039,960
  100,012     Openwave Systems Inc.*...     1,604,192
  702,767     Retek, Inc.*.............    19,663,421
  259,300     SeeBeyond Technology
               Corp.*..................     1,503,940
  487,900     Selectica Inc.*..........     1,912,568
  498,200     Siebel Systems, Inc.*....    10,761,120
  167,900     VeriSign, Inc.*..........     6,892,295
  373,200     WebEx Communications,
               Inc.*...................     6,445,164
                                         ------------
                                           55,309,364
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Managed Health Care (0.8%)
  119,000     First Health Group
               Corp.*..................  $  3,332,000
                                         ------------
              Medical Distributors (2.2%)
  132,500     Andrx Group*.............     9,313,425
                                         ------------
              Medical Specialties (0.4%)
   81,300     BriteSmile, Inc.*........       878,853
   52,200     Natus Medical, Inc.*.....       694,260
                                         ------------
                                            1,573,113
                                         ------------
              Medical/Nursing Services (0.9%)
   72,300     American Healthways,
               Inc.*...................     2,277,450
   86,600     Option Care, Inc. .......     1,307,660
                                         ------------
                                            3,585,110
                                         ------------
              Miscellaneous Commercial Services (5.4%)
  102,000     CheckFree Corp.*.........     2,234,820
  482,000     Corporate Executive Board
               Co.*....................    16,749,500
   32,300     DiamondCluster
               International, Inc.
               (Class A)*..............       348,840
  232,600     DigitalThink, Inc.*......     2,837,720
                                         ------------
                                           22,170,880
                                         ------------
              Packaged Software (15.6%)
  211,500     AremisSoft Corp.*........       171,315
  262,600     Docent, Inc.*............     1,299,870
  167,400     E.piphany, Inc.*.........     1,078,056
  399,300     HNC Software, Inc.*......     8,429,223
  463,800     Informatica Corp.*.......     3,552,708
  325,300     Macrovision Corp.*.......    14,186,333
  242,600     Manugistics Group,
               Inc.*...................     2,840,846
  164,100     Mercury Interactive
               Corp.*..................     4,432,341
  262,400     Micromuse Inc.*..........     3,106,816
  383,300     Peregine Systems,
               Inc.*...................    10,034,794
  351,600     Quest Software, Inc.*....     7,313,280
    4,200     Simplex Solutions
               Inc.*...................       109,830
  213,300     SmartForce PLC (ADR)
               (Ireland)*..............     6,187,833
  202,200     TIBCO Software, Inc.*....     1,732,854
                                         ------------
                                           64,476,099
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Personnel Services (1.1%)
  472,300     HotJobs.com, Ltd.*.......  $  4,524,634
                                         ------------
              Pharmaceuticals: Other (0.6%)
   79,500     Cell Therapeutics,
               Inc.*...................     2,410,440
                                         ------------
              Property - Casualty Insurers (0.3%)
   65,527     Odyssey Re Holdings
               Corp.*..................     1,465,625
                                         ------------
              Restaurants (0.6%)
  116,100     California Pizza Kitchen,
               Inc.*...................     2,322,000
                                         ------------
              Semiconductors (13.1%)
   78,600     Elantec Semiconductor,
               Inc.*...................     2,986,800
  241,500     Exar Corp.*..............     4,890,375
  275,600     Maxim Integrated
               Products, Inc.*.........    12,735,476
  231,600     Micrel, Inc.*............     7,147,176
   65,519     Multilink Technology
               Corp.*..................     2,283,120
  551,600     Semtech Corp.*...........    20,591,228
  257,800     Silicon Image, Inc.*.....       953,860
  372,200     Transmeta Corp.*.........       945,388
  188,900     TranSwitch Corp.*........     1,548,980
                                         ------------
                                           54,082,403
                                         ------------
              Services to the Health Industry (2.3%)
   93,300     Accredo Health, Inc.*....     3,438,105
   75,600     Albany Molecular
               Research, Inc.*.........     1,967,112
  414,400     Ventiv Health, Inc.*.....     4,330,480
                                         ------------
                                            9,735,697
                                         ------------
              Specialty Stores (3.6%)
  252,350     Cost Plus, Inc.*.........     5,930,225
  214,800     Linens 'n Things,
               Inc.*...................     5,584,800
  104,300     Williams-Sonoma, Inc.*...     3,316,740
                                         ------------
                                           14,831,765
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2001 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Telecommunication Equipment (3.4%)
  156,700     Advanced Fibre
               Communications, Inc.*...  $  3,799,975
  127,500     Microtune, Inc. .........     2,117,775
  239,600     Polycom, Inc.*...........     4,859,088
  189,900     Sonus Networks Inc.*.....     2,804,823
   58,500     Virata Corp.*............       690,885
                                         ------------
                                           14,272,546
                                         ------------
              Total Common Stocks
              (Cost $426,009,554)......   412,553,231
                                         ------------
PRINCIPAL
AMOUNT IN
-----------
              Short-Term Investment (0.4%)
              Repurchase Agreement
  $ 1,582     The Bank of New York
               3.562% due 09/04/01
               (dated 08/31/01;
               proceeds $1,582,841) (a)
               (Cost $1,582,215).......     1,582,215
                                         ------------

Total Investments
(Cost $427,591,769) (b).....   100.1%     414,135,446
Liabilities in Excess of
Other Assets................   (0.1)         (288,059)
                               -----     ------------
Net Assets..................   100.0%    $413,847,387
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by $1,605,221 FNMA 6.5% due 6/1/31 valued at $1,613,859.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $111,487,029 and the aggregate gross unrealized depreciation is $124,943,352, resulting in net unrealized depreciation of $13,456,323.

                       See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2001 (unaudited)

Assets:
Investments in securities, at value
 (cost $427,591,769)...................  $ 414,135,446
Receivable for:
    Investments sold...................        334,896
    Shares of beneficial interest
     sold..............................        485,843
    Dividends..........................          2,540
Prepaid expenses and other assets......        175,806
                                         -------------
    Total Assets.......................    415,134,531
                                         -------------
Liabilities:
Payable for:
    Shares of beneficial interest
     repurchased.......................        486,490
    Investments purchased..............         37,900
    Investment management fee..........        380,970
    Distribution fee...................        333,135
Accrued expenses and other payables....         48,649
                                         -------------
    Total Liabilities..................      1,287,144
                                         -------------
    Net Assets.........................  $ 413,847,387
                                         =============
Composition of Net Assets:
Paid-in-capital........................  $ 557,944,823
Net unrealized depreciation............    (13,456,323)
Net investment loss....................     (4,877,161)
Accumulated net realized loss..........   (125,763,952)
                                         -------------
    Net Assets.........................  $ 413,847,387
                                         =============
Class A Shares:
Net Assets.............................    $17,583,536
Shares Outstanding (unlimited
 authorized, $.01 par value)...........        879,134
    Net Asset Value Per Share..........         $20.00
                                         =============
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
     asset value)......................         $21.11
                                         ==============
Class B Shares:
Net Assets.............................   $342,241,412
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     17,655,065
    Net Asset Value Per Share..........         $19.38
                                         =============
Class C Shares:
Net Assets.............................    $14,438,462
Shares Outstanding (unlimited
 authorized, $.01 par value)...........        747,542
    Net Asset Value Per Share..........         $19.31
                                         =============
Class D Shares:
Net Assets.............................    $39,583,977
Shares Outstanding (unlimited
 authorized, $.01 par value)...........      1,961,715
    Net Asset Value Per Share..........         $20.18
                                         =============

Statement of Operations
For the six months ended August 31, 2001 (unaudited)

Net Investment Loss:

Income
Dividends...............................  $    577,960
Interest................................       180,139
                                          ------------
    Total Income........................       758,099
                                          ------------
Expenses
Investment management fee...............     2,593,502
Distribution fee (Class A shares).......        26,431
Distribution fee (Class B shares).......     2,174,441
Distribution fee (Class C shares).......        92,178
Transfer agent fees and expenses........       577,846
Shareholder reports and notices.........        62,815
Registration fees.......................        32,833
Professional fees.......................        29,956
Custodian fees..........................        16,352
Trustees' fees and expenses.............         6,077
Other...................................        22,829
                                          ------------
    Total Expenses......................     5,635,260
                                          ------------
    Net Investment Loss.................    (4,877,161)
                                          ------------
Net Realized and Unrealized Loss:
Net realized loss.......................   (82,069,492)
Net change in unrealized depreciation...   (10,650,139)
                                          ------------
    Net Loss............................   (92,719,631)
                                          ------------
Net Decrease............................  $(97,596,792)
                                          ============

                       See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              AUGUST 31, 2001   FEBRUARY 28, 2001
                                                               -------------     --------------
                                                                (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment loss.........................................   $  (4,877,161)    $  (14,416,755)
Net realized loss...........................................     (82,069,492)       (43,694,462)
Net change in unrealized depreciation.......................     (10,650,139)      (733,586,284)
                                                               -------------     --------------
    Net Decrease............................................     (97,596,792)      (791,697,501)
                                                               -------------     --------------
Distributions to Shareholders from Net Realized Gain:
Class A shares..............................................        --               (1,366,683)
Class B shares..............................................        --              (31,884,459)
Class C shares..............................................        --               (1,117,170)
Class D shares..............................................        --               (1,144,809)
                                                               -------------     --------------
    Total Distributions.....................................        --              (35,513,121)
                                                               -------------     --------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     (30,138,503)       211,746,305
                                                               -------------     --------------

    Net Decrease............................................    (127,735,295)      (615,464,317)
Net Assets:
Beginning of period.........................................     541,582,682      1,157,046,999
                                                               -------------     --------------
End of Period
(Including net investment losses of $4,877,161, and $0,
respectively)...............................................   $ 413,847,387     $  541,582,682
                                                               =============     ==============

                       See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Small Cap Growth Fund (the "Fund"), formerly Morgan Stanley Dean Witter Small Cap Growth Fund is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities convertible into common stocks of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Standard & Poor's Small Cap 600 Index. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., or TCW Investment Management Company (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of

Morgan Stanley Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED) continued

the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted, and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to

Morgan Stanley Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED) continued

the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1.5 billion; and 0.95% to the portion of daily net assets in excess of $1.5 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charged has been imposed or waived: or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $25,154,000 at August 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors, and other

Morgan Stanley Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED) continued

selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2001 it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of approximately $434,500 and $5,400, respectively and received $24,500 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2001 aggregated $58,579,060 and $79,449,410, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status

At February 28, 2001, the Fund had a net capital loss carryover of approximately $10,229,000 which will be available through February 28, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $33,168,000 during fiscal 2001.

As of February 28, 2001, The Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Small Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2001 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                             FOR THE SIX                 FOR THE YEAR
                                                            MONTHS ENDED                    ENDED
                                                           AUGUST 31, 2001            FEBRUARY 28, 2001
                                                      -------------------------   --------------------------
                                                             (unaudited)
                                                        SHARES        AMOUNT        SHARES        AMOUNT
                                                      ----------   ------------   ----------   -------------
CLASS A SHARES
Sold................................................     501,854   $ 11,518,923    1,209,758   $  52,992,202
Reinvestment of distributions.......................      --            --            27,727       1,233,572
Redeemed............................................    (497,347)   (11,450,898)    (950,136)    (37,684,577)
                                                      ----------   ------------   ----------   -------------
Net increase - Class A..............................       4,507         68,025      287,349      16,541,197
                                                      ----------   ------------   ----------   -------------
CLASS B SHARES
Sold................................................   2,252,106     55,137,285    7,705,661     350,240,463
Reinvestment of distributions.......................      --            --           678,798      29,575,215
Redeemed............................................  (3,934,925)   (90,968,812)  (6,424,631)   (260,121,461)
                                                      ----------   ------------   ----------   -------------
Net increase (decrease) - Class B...................  (1,682,819)   (35,831,527)   1,959,828     119,694,217
                                                      ----------   ------------   ----------   -------------
CLASS C SHARES
Sold................................................     124,766      2,899,839      623,100      28,476,951
Reinvestment of distributions.......................      --            --            24,451       1,061,408
Redeemed............................................    (206,963)    (4,737,432)    (284,811)    (11,508,850)
                                                      ----------   ------------   ----------   -------------
Net increase (decrease) - Class C...................     (82,197)    (1,837,593)     362,740      18,029,509
                                                      ----------   ------------   ----------   -------------
CLASS D SHARES
Sold................................................     824,401     20,178,601    1,698,914      74,187,437
Reinvestment of distributions.......................      --            --            21,558         966,017
Redeemed............................................    (537,602)   (12,716,009)    (387,344)    (17,672,072)
                                                      ----------   ------------   ----------   -------------
Net increase - Class D..............................     286,799      7,462,592    1,333,128      57,481,382
                                                      ----------   ------------   ----------   -------------
Net increase (decrease) in Fund.....................  (1,473,710)  $(30,138,503)   3,943,045   $ 211,746,305
                                                      ==========   ============   ==========   =============

Morgan Stanley Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                FOR THE SIX             FOR THE YEAR ENDED FEBRUARY 28,          JULY 28, 1997*
                                               MONTHS ENDED        ------------------------------------------        THROUGH
                                              AUGUST 31, 2001        2001            2000**            1999     FEBRUARY 28, 1998
                                              ---------------      --------         --------         --------   -----------------
                                                (unaudited)
Class A Shares++
Selected Per Share Data:

Net asset value, beginning of period........       $24.42           $62.72           $23.13           $21.18         $18.12
                                                   ------           ------           ------           ------         ------

Income (loss) from investment operations:
    Net investment loss.....................        (0.15)           (0.40)           (0.41)           (0.29)         (0.15)
    Net realized and unrealized gain
      (loss)................................        (4.27)          (36.19)           42.93             2.24           3.21
                                                   ------           ------           ------           ------         ------

Total income (loss) from investment
  operations................................        (4.42)          (36.59)           42.52             1.95           3.06
                                                   ------           ------           ------           ------         ------

Less distributions from net realized gain...           --            (1.71)           (2.93)              --             --
                                                   ------           ------           ------           ------         ------

Net asset value, end of period..............       $20.00           $24.42           $62.72           $23.13         $21.18
                                                   ======           ======           ======           ======         ======

Total Return+...............................       (18.10)%(1)      (59.57)%         191.77%            9.21%         16.89 %(1)

Ratios to Average Net Assets:
Expenses....................................         1.54 %(2)(3)     1.33%(3)         1.40%(3)         1.50%(3)        1.52 %(2)

Net investment loss.........................        (1.25)%(2)(3)    (0.95)%(3)       (1.13)%(3)       (1.40)%(3)       (1.32)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....      $17,584          $21,357          $36,835           $2,450           $276

Portfolio turnover rate.....................           12 %(1)          37%              59%              51%            61 %

---------------------

     *   The date shares were first issued.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund

FINANCIAL HIGHLIGHTS continued

                                              FOR THE SIX                       FOR THE YEAR ENDED FEBRUARY 28,
                                             MONTHS ENDED      -----------------------------------------------------------------
                                           AUGUST 31, 2001++    2001++       2000*++       1999++        1998**++         1997
                                           -----------------   ---------   -----------    ---------      ---------      --------
                                              (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period......       $23.76          $61.57        $22.84       $21.08         $15.73         $16.24
                                                 ------          ------        ------       ------         ------         ------

Income (loss) from investment operations:
    Net investment loss...................        (0.23)          (0.69)        (0.55)       (0.43)         (0.37)         (0.26)
    Net realized and unrealized gain
    (loss)................................        (4.15)         (35.41)        42.21         2.19           5.72          (0.25)
                                                 ------          ------        ------       ------         ------         ------

Total income (loss) from investment
 operations...............................        (4.38)         (36.10)        41.66         1.76           5.35          (0.51)
                                                 ------          ------        ------       ------         ------         ------

Less distributions from net realized
  gain....................................      --                (1.71)        (2.93)       --             --             --
                                                 ------          ------        ------       ------         ------         ------

Net asset value, end of period............       $19.38          $23.76        $61.57       $22.84         $21.08         $15.73
                                                 ======          ======        ======       ======         ======         ======

Total Return+.............................       (18.43)%(1)     (59.89)%      190.41%        8.35%         34.01%         (3.14)%

Ratios to Average Net Assets:
Expenses..................................         2.29 %(2)(3)     2.03%(3)       1.85%(3)     2.18%(3)     2.25%          2.15%

Net investment loss.......................        (2.00)%(2)(3)    (1.65)%(3)      (1.58)%(3)    (2.08)%(3)    (2.05)%     (1.70)%

Supplemental Data:
Net assets, end of period, in thousands...     $342,241        $459,380    $1,069,967     $322,489       $340,665       $268,783

Portfolio turnover rate...................           12 %(1)         37%           59%          51%            61%            42%

---------------------

     *   Year ended February 29.
    **   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date have been designated Class B shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                                FOR THE SIX             FOR THE YEAR ENDED FEBRUARY 28,          JULY 28, 1997*
                                               MONTHS ENDED        ------------------------------------------        THROUGH
                                              AUGUST 31, 2001        2001            2000**            1999     FEBRUARY 28, 1998
                                              ---------------      --------         --------         --------   -----------------
                                                (unaudited)
Class C Shares++
Selected Per Share Data:

Net asset value, beginning of period........       $23.67           $61.40           $22.85           $21.08         $18.12
                                                   ------           ------           ------           ------         ------

Income (loss) from investment operations:
    Net investment loss.....................        (0.23)           (0.73)           (0.70)           (0.45)         (0.24)
    Net realized and unrealized gain
      (loss)................................        (4.13)          (35.29)           42.18             2.22           3.20
                                                   ------           ------           ------           ------         ------

Total income (loss) from investment
  operations................................        (4.36)          (36.02)           41.48             1.77           2.96
                                                   ------           ------           ------           ------         ------

Less distributions from net realized gain...           --            (1.71)           (2.93)              --             --
                                                   ------           ------           ------           ------         ------

Net asset value, end of period..............       $19.31           $23.67           $61.40           $22.85         $21.08
                                                   ======           ======           ======           ======         ======

Total Return+...............................       (18.42)%(1)      (59.93)%         189.51%            8.35%         16.39 %(1)

Ratios to Average Net Assets:
Expenses....................................         2.29 %(2)(3)     2.16%(3)         2.18%(3)         2.26%(3)        2.29 %(2)

Net investment loss.........................        (2.00)%(2)(3)    (1.78)%(3)       (1.91)%(3)       (2.16)%(3)       (2.10)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....      $14,438          $19,639          $28,675           $2,662           $923

Portfolio turnover rate.....................           12 %(1)          37%              59%              51%            61 %

---------------------

     *   The date shares were first issued.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund

FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                                FOR THE SIX             FOR THE YEAR ENDED FEBRUARY 28,          JULY 28, 1997*
                                               MONTHS ENDED        ------------------------------------------        THROUGH
                                              AUGUST 31, 2001        2001            2000**            1999     FEBRUARY 28, 1998
                                              ---------------      --------         --------         --------   -----------------
                                                (unaudited)
Class D Shares++
Selected Per Share Data:

Net asset value, beginning of period........       $24.60           $63.11           $23.20           $21.21         $18.12
                                                   ------           ------           ------           ------         ------

Income (loss) from investment operations:
    Net investment loss.....................        (0.12)           (0.32)           (0.35)           (0.24)         (0.12)
    Net realized and unrealized gain
      (loss)................................        (4.30)          (36.48)           43.19             2.23           3.21
                                                   ------           ------           ------           ------         ------

Total income (loss) from investment
  operations................................        (4.42)          (36.80)           42.84             1.99           3.09
                                                   ------           ------           ------           ------         ------

Less distributions from net realized gain...           --            (1.71)           (2.93)              --             --
                                                   ------           ------           ------           ------         ------

Net asset value, end of period..............       $20.18           $24.60           $63.11           $23.20         $21.21
                                                   ======           ======           ======           ======         ======

Total Return+...............................       (17.97)%(1)      (59.53)%         192.59%            9.38%         17.05 %(1)

Ratios to Average Net Assets:
Expenses....................................         1.29 %(2)(3)     1.16%(3)         1.18%(3)         1.26%(3)        1.27 %(2)

Net investment loss.........................        (1.00)%(2)(3)    (0.78)%(3)       (0.91)%(3)       (1.16)%(3)       (1.10)%(2)

Supplemental Data:
Net assets, end of period, in thousands.....      $39,584          $41,207          $21,570              $13            $12

Portfolio turnover rate.....................           12 %(1)          37%              59%              51%            61 %

---------------------

     *   The date shares were first issued.
    **   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Calculated based on the net asset value as of the last
         business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Christopher J. Ainsley
Vice President

Charles Larien
Vice President

Douglas S. Forman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, NY 10020

Sub-Advisor
TCW Investment Management Company
805 South Figueroa Street, Suite 1800
Los Angeles, California 90017

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
Small Cap Growth Fund


Semiannual Report
August 31, 2001